Provisions - Schedule of Provision Balance Changes (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Other Provisions [Line Items]
Beginning Balances	$ 117,889	$ 100,048
Provisions applied	(44,260)	(23,815)
Provisions recorded	128,274	109,542
Provisions released	(55,262)	(63,260)
Other movements	8,571	(4,626)
Ending Balance	214,903	117,889
Restated [member]
Disclosure of Other Provisions [Line Items]
Beginning Balances	59,691
Ending Balance		59,691
Provisions for personnel salaries and expenses [member]
Disclosure of Other Provisions [Line Items]
Beginning Balances	90,559	89,295
Provisions applied	(27,026)	(23,815)
Provisions recorded	53,156	91,722
Provisions released	(25,561)	(62,231)
Other movements	8,817	(4,412)
Ending Balance	99,945	90,559
Provisions for mandatory dividends [member]
Disclosure of Other Provisions [Line Items]
Beginning Balances	17,234	1,029
Provisions applied	(17,234)
Provisions recorded	51,614	17,234
Provisions released		(1,029)
Ending Balance	51,614	17,234
Provisions for contingent loans risk [member]
Disclosure of Other Provisions [Line Items]
Provisions recorded	14,511
Provisions released	(28,354)
Ending Balance	45,848
Provisions for contingent loans risk [member] | Restated [member]
Disclosure of Other Provisions [Line Items]
Beginning Balances	59,691
Ending Balance		59,691
Provisions for contingencies [member]
Disclosure of Other Provisions [Line Items]
Beginning Balances	10,096	9,724
Provisions recorded	8,993	586
Provisions released	(1,347)
Other movements	(246)	(214)
Ending Balance	$ 17,496	$ 10,096